Note 6 - Capital Stock (Tables)	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Share capital activity [text block]
	Number	Amount ($)
Balance at September 1, 2016	109,068,492	$122,380,723
Issued for private placements, net of share issue costs	7,197,543	5,589,501
Warrants issued on private placement	—	(6,592,000)
Agent warrants issued on private placement	—	(92,000)
Issued pursuant to Restricted Share Unit Plan	695,991	1,040,990
Shares issued for interest on gold loans	814,089	542,447
Finders fees on convertible loans	132,577	92,805
Shares issued for settlement of leases (Note 5)	458,329	288,747
Shares issued for settlement of amounts due to related parties (Note 9)	187,321	131,998
Shares issued for settlement of convertible loans (Note 23)	83,333	49,166
Exercise of warrants	3,146,944	1,742,000
Balance at August 31, 2017	121,784,619	$125,174,377
Issued pursuant to Restricted Share Unit Plan	385,147	188,722
Shares issued for interest on gold and convertible loans	1,172,128	612,900
Finders fees on convertible and gold bullion loans	466,504	234,752
Shares issued for settlement of convertible loans (Note 21 and 23)	1,354,405	792,381
Balance at August 31, 2018	125,162,803	$127,003,132

Disclsoure of valuation assumptions, warrants [text block]
Risk-free interest rate	0.91%	Expected volatility	82%
Dividend yield	nil	Expected life	5 years
Risk-free interest rate	0.87%	Expected volatility	84%
Dividend yield	nil	Expected life	5 years

Disclosure of warrants outstanding [text block]

	Number of Warrants	Exercise price	Expiry date
Private placement financing agent warrants - September 26, 2016	214,285	USD$0.9515	September 26, 2021
Private placement financing - September 26, 2016	4,017,857	USD$1.10	September 26, 2021
Private placement financing agent warrants - September 1, 2016	73,616	USD$0.8718	September 1, 2021
Convertible senior note financing - December 9, 2014	257,143	USD$0.98	December 9, 2019

Balance, August 31, 2018	4,562,901	-	-

Disclosure of warrant activity [text block]

	Number of Warrants	Weighted Average Exercise Price
Balance, August 31, 2016	657,143	$1.29
Warrants granted	5,858,257	1.37
Agent warrants granted	287,901	1.25
Expired warrants	(400,000)	(1.30)
Warrants exercised	(1,840,400)	(1.12)
Balance, August 31, 2017 and August 31, 2018	4,562,901	$1.36

Disclosure of warrant liability activity [text block]	<table style="border-collapse: collapse; min-; min-width: 700px;" cellspacing="0" cellpadding="0"> <tr style="vertical-align: bottom"> <td style="font-size: 10pt; font-weight: bold; font-style: italic; border-bottom: Black 1.5pt solid"> </td> <td style="font-size: 10pt; font-weight: bold; border-bottom: Black 1.5pt solid"> </td> <td colspan="2" style="font-size: 10pt; font-weight: bold; text-align: right; border-bottom: Black 1.5pt solid"> </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; font-weight: bold"> </td> <td style="font-size: 10pt; border-bottom: Black 1.5pt solid"> </td> <td colspan="2" style="font-size: 10pt; text-align: right; border-bottom: Black 1.5pt solid"> </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt"> </td> </tr> <tr style="vertical-align: bottom"> <td style="font-size: 10pt; font-weight: bold; font-style: italic; border-bottom: Black 1pt solid">Year ended</td> <td style="font-size: 10pt; font-weight: bold; border-bottom: Black 1pt solid"> </td> <td colspan="2" style="font-size: 10pt; font-weight: bold; text-align: right; border-bottom: Black 1pt solid">August 31, 2018</td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; font-weight: bold"> </td> <td style="font-size: 10pt; border-bottom: Black 1pt solid"> </td> <td colspan="2" style="font-size: 10pt; text-align: right; border-bottom: Black 1pt solid">August 31, 2017</td> <td style="border-bottom: Black 1pt solid; font-size: 10pt"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="width: 70%; font-size: 10pt; text-align: left">Balance at beginning of year</td> <td style="width: 1%; font-size: 10pt; font-weight: bold"> </td> <td style="width: 1%; font-size: 10pt; font-weight: bold; text-align: left">$</td> <td style="width: 12%; font-size: 10pt; font-weight: bold; text-align: right"> 4,850,000 </td> <td style="width: 1%; font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="width: 1%; font-size: 10pt"> </td> <td style="width: 1%; font-size: 10pt; text-align: left">$</td> <td style="width: 12%; font-size: 10pt; text-align: right"> 215,000 </td> <td style="width: 1%; font-size: 10pt; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="font-size: 10pt; text-align: left">Warrants issued</td> <td style="font-size: 10pt; font-weight: bold"> </td> <td style="font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="font-size: 10pt; font-weight: bold; text-align: right"> — </td> <td style="font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="font-size: 10pt"> </td> <td style="font-size: 10pt; text-align: left"> </td> <td style="font-size: 10pt; text-align: right"> 6,592,000 </td> <td style="font-size: 10pt; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="font-size: 10pt; text-align: left">Warrants exercised</td> <td style="font-size: 10pt; font-weight: bold"> </td> <td style="font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="font-size: 10pt; font-weight: bold; text-align: right"> — </td> <td style="font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="font-size: 10pt"> </td> <td style="font-size: 10pt; text-align: left"> </td> <td style="font-size: 10pt; text-align: right"> (1,742,000 </td> <td style="font-size: 10pt; text-align: left">)</td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="font-size: 10pt; text-align: left; border-bottom: Black 1pt solid">Reclassification on change of functional currency</td> <td style="font-size: 10pt; font-weight: bold; border-bottom: Black 1pt solid"> </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; font-weight: bold; text-align: right"> — </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="font-size: 10pt; border-bottom: Black 1pt solid"> </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; text-align: right"> (215,000 </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; text-align: left">)</td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="font-size: 10pt; text-align: left; border-bottom: Black 1.5pt solid">Balance at end of year</td> <td style="font-size: 10pt; font-weight: bold; border-bottom: Black 1.5pt solid"> </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; font-weight: bold; text-align: left">$</td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; font-weight: bold; text-align: right"> 4,850,000 </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="font-size: 10pt; border-bottom: Black 1.5pt solid"> </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; text-align: left">$</td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; text-align: right"> 4,850,000 </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; text-align: left"> </td> </tr> </table>
Disclosure of restricted stock units outstanding [text block]
	Number of RSU’s	Weighted average fair value at issue date
Balance, August 31, 2016	1,275,591	$1.18
Redeemed for common shares	(695,991)	$1.50
Forfeited/cancelled	(59,600)	$2.22
Balance, August 31, 2017	520,000	$0.49
Redeemed for common shares	(385,147)	$0.49
Forfeited/cancelled	(134,853)	$0.49
Balance, August 31, 2018	—	$—

Disclosure of number and weighted average exercise prices of share options [text block]
	Number of stock options	Weighted average exercise price per share $
Balance – August 31, 2016	—	—
Granted (i)	3,750,000	0.71
Balance – August 31, 2017	3,750,000	0.71
Cancelled (i)	(3,750,000)	(0.71)
Re-issued (i)	3,750,000	0.40
Granted (ii)	3,682,000	0.43
Balance – August 31, 2018	7,432,000	0.41

Disclosure of range of exercise prices of outstanding share options [text block]
				Remaining
Exercise price (1)	Number of options		Expiry	contractual
Outstanding $	Outstanding	Exercisable	date	life (years) (1)
CAD0.35	100,000	-	January 2, 2028	9.34
CAD0.40	3,750,000	1,250,000	September 29, 2026	8.08
CAD0.43	3,582,000	1,194,000	October 11, 2026	8.12
CAD0.41	7,432,000	2,444,000		8.11